Reinsurance Balances Recoverable on Paid and Unpaid Losses - Provisions for Uncollectible Reinsurance Balances Recoverable by Rating of Reinsurer (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of Reinsurance [Line Items]
Gross	$ 2,226,285	$ 2,328,773
Allowance for estimated uncollectible reinsurance	137,122	147,639	$ 156,732
Total	$ 2,089,163	$ 2,181,134
Provisions as a % of Gross	6.20%	6.30%
Reinsurers rated A- or above
Effects of Reinsurance [Line Items]
Gross	$ 1,464,529	$ 1,731,270
Allowance for estimated uncollectible reinsurance	60,801	43,427
Total	$ 1,403,728	$ 1,687,843
Provisions as a % of Gross	4.20%	2.50%
Secured | Reinsurers Rated Below A-
Effects of Reinsurance [Line Items]
Gross	$ 608,999	$ 463,840
Allowance for estimated uncollectible reinsurance	0	0
Total	$ 608,999	$ 463,840
Provisions as a % of Gross	0.00%	0.00%
Unsecured | Reinsurers Rated Below A-
Effects of Reinsurance [Line Items]
Gross	$ 152,757	$ 133,663
Allowance for estimated uncollectible reinsurance	76,321	104,212
Total	$ 76,436	$ 29,451
Provisions as a % of Gross	50.00%	78.00%